Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
Disclosure of income tax expense (recovery)
The major components of income tax expense for the years ended December 31, 2018 and 2017 were as follows:

Income Tax Expense (Recovery)
($ millions)	2018	2017
Current income tax
Current income tax charge	86	28
Adjustments to current income tax estimates	(11)	(31)
	75	(3)
Deferred income tax
Relating to origination and reversal of temporary differences	378	83
Adjustments to deferred income tax estimates	18	(442)
	396	(359)

Disclosure of deferred tax items in OCI

Deferred Tax Items in OCI
($ millions)	2018	2017
Deferred tax items expensed (recovered) directly in OCI
Derivatives designated as cash flow hedges	(5)	—
Remeasurement of pension plans	17	(4)
Exchange differences on translation of foreign operations	87	(82)
Hedge of net investment	(41)	38
	58	(48)

Disclosure of reconciliation of effective tax rate
The provision for income taxes in the consolidated statements of income reflects an effective tax rate which differs from the expected statutory tax rate. Differences for the years ended December 31, 2018 and 2017 were accounted for as follows:

Reconciliation of Effective Tax Rate
($ millions, except tax rate)	2018	2017
Earnings before income taxes
Canada	734	(440)
United States	493	301
Other foreign jurisdictions	701	563
	1,928	424
Statutory Canadian income tax rate (percent)	27.2%	27.1%
Expected income tax	525	115
Effect on income tax resulting from:
Foreign jurisdictions	(36)	20
Non-taxable items	(13)	(1)
Adjustments with respect to previous year	7	(473)
Revaluation of foreign tax pools	(4)	(8)
Other – net	(8)	(15)
Income tax expense (recovery)	471	(362)

Disclosure of deferred tax liabilities and assets
The following reconciles the movements in the deferred income tax liabilities and assets:

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2018	Recognized in Earnings	Recognized in OCI	Other	December 31, 2018
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,727)	(260)	(106)	4	(4,089)
Foreign exchange gains taxable on realization	(177)	(43)	46	—	(174)
Debt issue costs	(3)	(1)	—	—	(4)
Other temporary differences	(90)	62	—	—	(28)
Deferred tax assets
Pension plans	40	(15)	(17)	—	8
Asset retirement obligations	679	(29)	4	—	654
Loss carry-forwards	523	(70)	15	—	468
Financial assets at fair value	31	(40)	—	—	(9)
	(2,724)	(396)	(58)	4	(3,174)

Deferred Tax Liabilities and Assets
($ millions)	January 1, 2017	Recognized in Earnings	Recognized in OCI	Other	December 31, 2017
Deferred tax liabilities
Exploration and evaluation assets and property, plant and equipment	(3,998)	187	104	(20)	(3,727)
Foreign exchange gains taxable on realization	(224)	85	(38)	—	(177)
Debt issue costs	(2)	(1)	—	—	(3)
Other temporary differences	(21)	(69)	—	—	(90)
Deferred tax assets
Pension plans	32	4	4	—	40
Asset retirement obligations	693	(8)	(6)	—	679
Loss carry-forwards	389	150	(16)	—	523
Financial assets at fair value	20	11	—	—	31
	(3,111)	359	48	(20)	(2,724)